Consolidated Statement of Equity - USD ($) shares in Millions, $ in Millions		Total	Common Stock	Capital in Excess of Par Value	Retained Earnings	Accumulated Other Comprehensive Loss	Attributable to Noncontrolling Interests
Balance at Dec. 31, 2013		$ 779.5	$ 48.4	$ 566.4	$ 696.4	$ (617.3)	$ 85.6
Balance (shares) at Dec. 31, 2013			48.4
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(114.8)			(83.9)		(30.9)
Other comprehensive loss		(181.5)				(174.7)	(6.8)
Dividends to:
Brink’s common shareholders ($0.40 per share)		(19.4)			(19.4)
Noncontrolling interests		(8.6)					(8.6)
Stock options and awards:
Compensation expense		17.3		17.3
Consideration from exercise of stock options		0.4	$ 0.0	0.4
Consideration from exercise of stock options (shares)			0.0
Reduction in excess tax benefit of stock compensation		(0.6)		(0.6)
Other share-based benefit transactions		1.0	$ 0.2	1.0	(0.2)
Other share-based benefit transactions (shares)			0.2
Capital contributions from noncontrolling interest		0.5					0.5
Balance at Dec. 31, 2014		473.8	$ 48.6	584.5	592.9	(792.0)	39.8
Balance (shares) at Dec. 31, 2014			48.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(28.2)			(11.9)		(16.3)
Other comprehensive loss		(103.4)				(99.6)	(3.8)
Dividends to:
Brink’s common shareholders ($0.40 per share)		(19.5)			(19.5)
Noncontrolling interests		(5.3)					(5.3)
Stock options and awards:
Compensation expense		14.1		14.1
Consideration from exercise of stock options		3.8	$ 0.2	3.6
Consideration from exercise of stock options (shares)			0.2
Reduction in excess tax benefit of stock compensation		(1.8)		(1.8)
Other share-based benefit transactions		0.5	$ 0.1	0.6	(0.2)
Other share-based benefit transactions (shares)			0.1
Business dispositions		(1.9)					(1.9)
Acquisitions of noncontrolling interests		(1.5)		(1.4)		(0.3)	0.2
Balance at Dec. 31, 2015		330.6	$ 48.9	599.6	561.3	(891.9)	12.7
Balance (shares) at Dec. 31, 2015			48.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of change in accounting principle	[1]	0.2			0.2
Net income (loss)		44.8			34.5		10.3
Other comprehensive loss		(15.8)				(15.1)	(0.7)
Common stock issued		3.0	$ 0.1	2.9		0.0
Common stock issued (shares)			0.1
Dividends to:
Brink’s common shareholders ($0.40 per share)		(19.8)			(19.8)
Noncontrolling interests		(4.6)					(4.6)
Stock options and awards:
Compensation expense		9.5		9.5
Consideration from exercise of stock options		12.2	$ 0.5	11.7
Consideration from exercise of stock options (shares)			0.5
Other share-based benefit transactions		(5.3)	$ 0.5	(5.6)	(0.2)
Other share-based benefit transactions (shares)			0.5
Balance at Dec. 31, 2016		$ 354.8	$ 50.0	$ 618.1	$ 576.0	$ (907.0)	$ 17.7
Balance (shares) at Dec. 31, 2016			50.0

[1]	We elected to early adopt the provisions of ASU 2016-09, Improvements to Employee Share-Based Payment Accounting, in the fourth quarter of 2016 resulting in a cumulative effect adjustment to Retained Earnings for previously unrecognized excess tax benefits. See Note 1 for further discussion of the impacts of this standard.